Other investments - Summary of Other investments (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other investments [line Items]
Other investments	$ 765	$ 1,188
Other investments	2,665	1,905
Financial assets	7,381	7,058
Other investments
Disclosure of other investments [line Items]
Financial assets	1,698	1,818
Debt investments
Disclosure of other investments [line Items]
Financial assets	1,525	1,034
Equity investments
Disclosure of other investments [line Items]
Financial assets	207	241
Other investments
Disclosure of other investments [line Items]
Financial assets	3,430	3,093
Amortized cost
Disclosure of other investments [line Items]
Financial assets	6,452	6,159
Amortized cost | Other investments
Disclosure of other investments [line Items]
Non-current investments	273	681
Current investments	1,425	1,137
Financial assets	1,698	1,818
Amortized cost | Debt investments
Disclosure of other investments [line Items]
Current investments	824	381
Financial assets	824	381
Amortized cost | Equity investments
Disclosure of other investments [line Items]
Financial assets	0	0
FVTPL
Disclosure of other investments [line Items]
Financial assets	662	854
FVTPL | Other investments
Disclosure of other investments [line Items]
Financial assets	0	0
FVTPL | Debt investments
Disclosure of other investments [line Items]
Non-current investments	187	247
Current investments	247	361
Financial assets	434	608
FVTPL | Equity investments
Disclosure of other investments [line Items]
Non-current investments	207	241
Financial assets	207	241
Debt investments – at FVOCI | Debt investments
Disclosure of other investments [line Items]
Non-current investments	98	19
Current investments	$ 169	$ 26